PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 98.3%
Common Stocks
Aerospace & Defense 2.4%
HEICO Corp.(a)	321,478	$49,694,069
Automobile Components 1.5%
Aptiv PLC*	348,747	30,717,636
Biotechnology 4.6%
Argenx SE (Netherlands), ADR*	77,142	29,985,095
Exact Sciences Corp.*(a)	462,920	37,765,014
Sarepta Therapeutics, Inc.*	203,120	25,105,632
		92,855,741
Broadline Retail 1.2%
Etsy, Inc.*	304,964	24,717,332
Building Products 0.5%
Zurn Elkay Water Solutions Corp.(a)	494,579	11,132,973
Commercial Services & Supplies 1.9%
GFL Environmental, Inc. (Canada)	1,072,804	38,771,137
Communications Equipment 1.7%
Arista Networks, Inc.*(a)	211,809	35,232,309
Construction & Engineering 2.6%
Quanta Services, Inc.	174,527	30,992,505
WillScot Mobile Mini Holdings Corp.*	502,742	21,658,125
		52,650,630
Construction Materials 1.8%
Martin Marietta Materials, Inc.(a)	90,444	36,000,330
Consumer Staples Distribution & Retail 2.6%
Performance Food Group Co.*	952,284	52,651,782
Electrical Equipment 1.2%
AMETEK, Inc.	164,331	23,839,498
Electronic Equipment, Instruments & Components 5.4%
Amphenol Corp. (Class A Stock)	350,147	26,418,591
Cognex Corp.	310,858	17,084,756

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Littelfuse, Inc.	96,957	$24,824,870
Teledyne Technologies, Inc.*	107,947	41,953,602
		110,281,819
Energy Equipment & Services 0.9%
Halliburton Co.(a)	636,629	18,239,421
Entertainment 1.3%
Take-Two Interactive Software, Inc.*(a)	192,244	26,477,766
Financial Services 5.5%
Apollo Global Management, Inc.(a)	467,300	31,239,005
Shift4 Payments, Inc. (Class A Stock)*(a)	654,847	41,072,004
WEX, Inc.*	232,125	38,497,931
		110,808,940
Food Products 1.0%
Freshpet, Inc.*(a)	333,154	19,909,283
Ground Transportation 1.5%
J.B. Hunt Transport Services, Inc.	177,890	29,702,293
Health Care Equipment & Supplies 5.9%
Cooper Cos., Inc. (The)	67,116	24,935,608
Dexcom, Inc.*	370,364	43,428,883
Insulet Corp.*(a)	124,124	34,041,007
STERIS PLC	88,221	17,641,553
		120,047,051
Health Care Providers & Services 2.5%
Molina Healthcare, Inc.*	88,783	24,317,664
Progyny, Inc.*	703,062	26,189,059
		50,506,723
Hotels, Restaurants & Leisure 3.8%
Churchill Downs, Inc.(a)	166,778	22,651,788
Hilton Worldwide Holdings, Inc.	283,793	38,629,903
Texas Roadhouse, Inc.	147,213	15,884,283
		77,165,974

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables 1.2%
Lennar Corp. (Class A Stock)(a)	232,236	$24,877,120
Insurance 3.0%
Markel Group, Inc.*	13,445	17,676,545
RenaissanceRe Holdings Ltd. (Bermuda)	159,940	30,127,898
Ryan Specialty Holdings, Inc.*(a)	342,311	13,962,865
		61,767,308
Interactive Media & Services 1.6%
Pinterest, Inc. (Class A Stock)*(a)	1,356,851	32,483,013
IT Services 1.5%
Gartner, Inc.*	88,679	30,404,482
Life Sciences Tools & Services 2.9%
Agilent Technologies, Inc.	157,958	18,271,002
Avantor, Inc.*(a)	518,958	10,348,023
IQVIA Holdings, Inc.*	153,021	30,131,365
		58,750,390
Media 2.2%
Trade Desk, Inc. (The) (Class A Stock)*	649,365	45,507,499
Oil, Gas & Consumable Fuels 2.5%
Cheniere Energy, Inc.	139,171	19,451,931
Hess Corp.	243,726	30,872,772
		50,324,703
Pharmaceuticals 0.9%
Jazz Pharmaceuticals PLC*	146,072	18,720,588
Professional Services 6.6%
CoStar Group, Inc.*	515,944	40,965,954
KBR, Inc.(a)	556,024	32,816,537
Paycom Software, Inc.	124,011	34,739,201
Paycor HCM, Inc.*(a)	1,122,160	24,676,298
		133,197,990
Real Estate Management & Development 1.7%
CBRE Group, Inc. (Class A Stock)*	466,095	34,919,837

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment 6.3%
Enphase Energy, Inc.*	113,509	$19,736,945
Marvell Technology, Inc.	679,826	39,763,023
ON Semiconductor Corp.*(a)	381,981	31,933,611
Universal Display Corp.	251,496	37,052,906
		128,486,485
Software 10.7%
Cadence Design Systems, Inc.*	142,837	32,982,492
Crowdstrike Holdings, Inc. (Class A Stock)*(a)	279,581	44,769,306
Datadog, Inc. (Class A Stock)*	436,843	41,460,769
Five9, Inc.*	220,268	14,561,917
HubSpot, Inc.*(a)	85,295	44,181,957
Palo Alto Networks, Inc.*	182,689	38,984,006
		216,940,447
Specialty Retail 4.6%
Burlington Stores, Inc.*	174,930	26,319,968
O’Reilly Automotive, Inc.*	51,200	46,249,472
Tractor Supply Co.(a)	98,967	20,742,493
		93,311,933
Textiles, Apparel & Luxury Goods 2.0%
On Holding AG (Switzerland) (Class A Stock)*(a)	1,442,184	39,587,951
Trading Companies & Distributors 0.8%
Watsco, Inc.(a)	48,525	15,740,054

Total Long-Term Investments (cost $1,616,149,152)		1,996,422,507

Short-Term Investments 15.9%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wi)	40,349,109	40,349,109

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $281,978,357; includes $280,404,377 of cash collateral for securities on loan)(b)(wi)	282,319,756	$282,150,365

Total Short-Term Investments (cost $322,327,466)		322,499,474

TOTAL INVESTMENTS 114.2% (cost $1,938,476,618)		2,318,921,981
Liabilities in excess of other assets (14.2)%		(287,565,988)

Net Assets 100.0%		$2,031,355,993

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $271,190,087; cash collateral of $280,404,377 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).